UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      August 12, 2011
    ----------------        ------------------      ---------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:   $553,629 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Blizzard Inc        Common           00507V109    16463  1409541 SH       SOLE                  1409541        0        0
Berkshire Hathaway Inc Del     Cl B New         084670702    62781   811223 SH       SOLE                   811223        0        0
Canadian Natural Resource Ltd  Common           136385101    93790  2237334 SH       SOLE                  2237334        0        0
Coca Cola Company              Common           191216100    22940   340912 SH       SOLE                   340912        0        0
Coca Cola Femsa SAB de C V     ADR              191241108    17321   186230 SH       SOLE                   186230        0        0
Consolidated Tomoka Land Co    Common           210226106    44132  1543075 SH       SOLE                  1543075        0        0
Franklin Resources Inc         Common           354613101    65703   500444 SH       SOLE                   500444        0        0
General Dynamics Corporation   Common           369550108    27262   365831 SH       SOLE                   365831        0        0
Goldman Sachs Group Inc        Common           38141G104    17036   128003 SH       SOLE                   128003        0        0
Google Inc                     Cl A             38259P508    18736    37000 SH       SOLE                    37000        0        0
Mastercard Inc                 Cl A             57636Q104    43905   145698 SH       SOLE                   145698        0        0
McDonalds Corp                 Common           580135101    12859   152500 SH       SOLE                   152500        0        0
Norfolk Southern Corp          Common           655844108     9329   124500 SH       SOLE                   124500        0        0
Philip Morris Intl Inc         Common           718172109    45295   689372 SH       SOLE                   689372        0        0
Reynolds American Inc          Common           761713106    45360  1224280 SH       SOLE                  1224280        0        0
Wynn Resorts Ltd               Common           983134107    10719    74674 SH       SOLE                    74674        0        0


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